Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 481
Due from 1 to 5 years, amortized cost	1,203
Due from 5 to 10 years, amortized cost	146
Due after 10 years, amortized cost	518
Total, amortized cost	2,348	SFr 2,949
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	482
Due from 1 to 5 years, fair value	1,239
Due from 5 to 10 years, fair value	159
Due after 10 years, fair value	520
Total, fair value	SFr 2,400	3,004
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.26%
Due from 1 to 5 years, average yield (as a percent)	1.05%
Due from 5 to 10 years, average yield (as a percent)	1.12%
Due after 10 years, average yield (as a percent)	4.37%
Total, average yield (as a percent)	1.63%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 436
Due from 1 to 5 years, amortized cost	1,126
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	511
Total, amortized cost	2,073	2,582
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	437
Due from 1 to 5 years, fair value	1,156
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	511
Total, fair value	SFr 2,104	SFr 2,612
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.07%
Due from 1 to 5 years, average yield (as a percent)	0.99%
Due after 10 years, average yield (as a percent)	4.41%
Total, average yield (as a percent)	1.64%